SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Shipping and handling costs, Research and development (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Selling expenses	$ 180,326	$ 165,402	$ 156,032
Research and development expenses	47,045	44,193	28,777
Shipping and Handling
Selling expenses	$ 88,079	$ 69,855	$ 79,853